Commitments and Contingencies (Future Minimum Lease Payments by Year Under Capital Leases Together with Present Value of Net Minimum Lease Payments) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Schedule of Capital Lease Obligations [Line Items]
2018	¥ 1,074
2019	787
2020	525
2021	346
2022	174
Thereafter	13
Total minimum lease payments	2,919
Less: Amount representing interest	(86)
Present value of net minimum lease payments	2,833
Less: Amounts representing estimated executory costs	(379)
Net minimum lease payments	2,454
Less: Current obligation	(861)
Long-term capital lease obligations	¥ 1,593